Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cost:
Beginning balance		$ 251,377		$ 154,860
Exchange adjustments				(27)
Ending Balance		441,797		251,377	$ 154,860
Construction in Progress [Member]
Cost:
Beginning balance		144,098		30,095
Exchange adjustments
Ending Balance		131,043		144,098	30,095
Building [Member]
Cost:
Beginning balance		22,673		22,733
Exchange adjustments				(4)
Ending Balance		59,103		22,673	22,733
Land [Member]
Cost:
Beginning balance		3,133		2,058
Exchange adjustments				(16)
Ending Balance		6,620		3,133	2,058
Machinery [Member]
Cost:
Beginning balance		29,628		35,276
Exchange adjustments	[1]			(2)
Ending Balance		95,013		29,628	35,276
Electronic Equipment [Member]
Cost:
Beginning balance		13,942		8,634
Exchange adjustments	[2]			(1)
Ending Balance		20,643		13,942	8,634
Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance		23,095		46,830
Exchange adjustments
Ending Balance		80,234		23,095	46,830
Containerized Solution [Member]
Cost:
Beginning balance		4,094		6,155
Exchange adjustments
Ending Balance		38,382		4,094	6,155
GPU Equipment [Member]
Cost:
Beginning balance		10,160		2,203
Exchange adjustments
Ending Balance		8,865		10,160	2,203
Others [Member]
Cost:
Beginning balance		554		876
Exchange adjustments				(4)
Ending Balance		1,894		554	876
Cost [Member]
Cost:
Beginning balance		391,246		252,929	196,886
Additions		240,824	[2]	137,472	56,207
Acquired through the business combinations (Note 5(b) and 5(c))				1,378
Construction in progress transferred in
Disposals		(1,166)		(506)	(164)
Exchange adjustments		225
Ending Balance		631,129		391,246	252,929
Cost [Member] | Construction in Progress [Member]
Cost:
Beginning balance		144,098		30,095	16,512
Additions		227,673	[2]	118,253	49,421
Acquired through the business combinations (Note 5(b) and 5(c))
Construction in progress transferred in		(236,130)		(4,250)	(35,838)
Disposals
Exchange adjustments		146
Ending Balance		135,787		144,098	30,095
Cost [Member] | Building [Member]
Cost:
Beginning balance		28,768		27,364	23,449
Additions		576	[2]	642
Acquired through the business combinations (Note 5(b) and 5(c))				99
Construction in progress transferred in		38,292		667	3,915
Disposals
Exchange adjustments		13
Ending Balance		67,649		28,768	27,364
Cost [Member] | Land [Member]
Cost:
Beginning balance		3,133		2,058	484
Additions		3,438	[2]		1,574
Acquired through the business combinations (Note 5(b) and 5(c))				1,091
Construction in progress transferred in
Disposals
Exchange adjustments		49
Ending Balance		6,620		3,133	2,058
Cost [Member] | Machinery [Member]
Cost:
Beginning balance		49,933		48,738	32,872
Additions		939	[2]	230	459
Acquired through the business combinations (Note 5(b) and 5(c))				34
Construction in progress transferred in		74,117		948	15,476
Disposals		(557)		(15)	(69)
Exchange adjustments		4
Ending Balance		124,436		49,933	48,738
Cost [Member] | Electronic Equipment [Member]
Cost:
Beginning balance		20,980		13,011	10,624
Additions		5,405	[2]	8,135	1,514
Acquired through the business combinations (Note 5(b) and 5(c))				73
Construction in progress transferred in		5,490		1	909
Disposals		(592)		(239)	(36)
Exchange adjustments		3
Ending Balance		31,286		20,980	13,011
Cost [Member] | Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance		120,342		117,808	104,517
Additions		373	[2]	16	876
Acquired through the business combinations (Note 5(b) and 5(c))
Construction in progress transferred in		80,063		2,518	12,424
Disposals		(2)	[1]		(9)
Exchange adjustments
Ending Balance		200,776		120,342	117,808
Cost [Member] | Containerized Solution [Member]
Cost:
Beginning balance		9,223		9,048	5,962
Additions			[2]	175
Acquired through the business combinations (Note 5(b) and 5(c))
Construction in progress transferred in		37,455			3,086
Disposals
Exchange adjustments
Ending Balance		46,678		9,223	9,048
Cost [Member] | GPU Equipment [Member]
Cost:
Beginning balance		12,284		2,275
Additions		1,372	[2]	10,009	2,275
Acquired through the business combinations (Note 5(b) and 5(c))
Construction in progress transferred in
Disposals
Exchange adjustments
Ending Balance		13,656		12,284	2,275
Cost [Member] | Others [Member]
Cost:
Beginning balance		2,485		2,532	2,466
Additions		1,048	[2]	12	88
Acquired through the business combinations (Note 5(b) and 5(c))				81
Construction in progress transferred in		713		116	28
Disposals		(15)		(252)	(50)
Exchange adjustments		10
Ending Balance		4,241		2,485	2,532
Accumulated Depreciation [Member]
Cost:
Beginning balance		(139,869)		(98,069)	(58,250)
Charge for the year		(45,740)		(42,120)	(39,899)
Disposals		1,032		316	80
Exchange adjustments		(11)		4
Ending Balance		(184,588)		(139,869)	(98,069)
Accumulated Depreciation [Member] | Construction in Progress [Member]
Cost:
Beginning balance
Charge for the year
Disposals
Exchange adjustments
Ending Balance
Accumulated Depreciation [Member] | Building [Member]
Cost:
Beginning balance		(6,095)		(4,631)	(3,525)
Charge for the year		(2,445)		(1,466)	(1,106)
Disposals
Exchange adjustments		(6)		2
Ending Balance		(8,546)		(6,095)	(4,631)
Accumulated Depreciation [Member] | Land [Member]
Cost:
Beginning balance
Charge for the year
Disposals
Exchange adjustments
Ending Balance
Accumulated Depreciation [Member] | Machinery [Member]
Cost:
Beginning balance		(20,305)		(13,462)	(6,803)
Charge for the year		(9,575)		(6,854)	(6,678)
Disposals		458		11	19
Exchange adjustments		(1)	[2]
Ending Balance		(29,423)		(20,305)	(13,462)
Accumulated Depreciation [Member] | Electronic Equipment [Member]
Cost:
Beginning balance		(7,038)		(4,377)	(2,473)
Charge for the year		(4,165)		(2,862)	(1,922)
Disposals		561		200	18
Exchange adjustments		(1)	[2]	1
Ending Balance		(10,643)		(7,038)	(4,377)
Accumulated Depreciation [Member] | Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance		(97,247)		(70,978)	(43,003)
Charge for the year		(23,297)		(26,269)	(27,978)
Disposals		2			3
Exchange adjustments
Ending Balance		(120,542)		(97,247)	(70,978)
Accumulated Depreciation [Member] | Containerized Solution [Member]
Cost:
Beginning balance		(5,129)		(2,893)	(1,491)
Charge for the year		(3,167)		(2,236)	(1,402)
Disposals
Exchange adjustments
Ending Balance		(8,296)		(5,129)	(2,893)
Accumulated Depreciation [Member] | GPU Equipment [Member]
Cost:
Beginning balance		(2,124)		(72)
Charge for the year		(2,667)		(2,052)	(72)
Disposals
Exchange adjustments
Ending Balance		(4,791)		(2,124)	(72)
Accumulated Depreciation [Member] | Others [Member]
Cost:
Beginning balance		(1,931)		(1,656)	(955)
Charge for the year		(424)		(381)	(741)
Disposals		11		105	40
Exchange adjustments		(3)		1
Ending Balance		(2,347)		(1,931)	$ (1,656)
Impairment [Member]
Cost:
Beginning balance
Additions	[1]	(4,744)
Ending Balance		(4,744)
Impairment [Member] | Construction in Progress [Member]
Cost:
Beginning balance
Additions	[1]	(4,744)
Ending Balance		(4,744)
Impairment [Member] | Building [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Land [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Machinery [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Electronic Equipment [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Containerized Solution [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | GPU Equipment [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance
Impairment [Member] | Others [Member]
Cost:
Beginning balance
Additions	[1]
Ending Balance

[1]	During the year ended December 31, 2025, the Group recognized an impairment loss of approximately US$4.7 million related to certain property, plant and equipment at its Massillon development site in Ohio. The impairment was triggered by a fire incident in November 2025 at the under-construction facility, which resulted in damage to certain buildings and related assets, with no mining equipment installed at the time. Following the incident, management assessed the recoverable amount of the affected assets and determined that their carrying amounts exceeded their recoverable amounts due to the physical damage sustained. The recoverable amount was determined based on fair value less costs of disposal, considering the extent of damage, expected restoration or replacement costs, and current market conditions.
[2]	For the year ended December 31, 2025, the additions of construction in progress are inclusive of capitalized interest from borrowings, comprising convertible senior notes and borrowings from a related party, amounting to US$11.1 million and capitalized interest from lease liabilities amounting to US$0.2 million. Interest were capitalized at a capitalization rate of 11.7% per annum, which represents the weighted average of the borrowing costs applicable to the Group’s borrowings that were outstanding during the year. There was no interest capitalized for the years ended December 31, 2024 and 2023.